Note 12 - Earnings Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
12.   Earnings Per Common Share:

All shares issued (including non-vested shares issued under the Company’s Stock Incentive Plan) are the Company's common stock and have equal rights to vote and participate in dividends and in undistributed earnings. Non-vested shares do not have a contractual obligation to share in the losses. Dividends declared during the period for non-vested common stock as well as undistributed earnings allocated to non-vested stock are deducted from net income attributable to common shareholders for the purpose of the computation of basic earnings per share in accordance with two-class method as required by relevant guidance. The denominator of the basic earnings per common share excludes any non vested shares as such are not considered outstanding until the time-based vesting restriction has elapsed.

For purposes of calculating diluted earnings per share the denominator of the diluted earnings per share calculation includes the incremental shares assumed issued under the treasury stock method weighted for the period the non-vested shares were outstanding, with the exception of the 21,034 shares, granted to the Company's CEO, which will vest in  the event of change of control. Consequently, those shares are excluded from the remaining non-vested shares.

The components of the calculation of basic and diluted earnings per share for the three months ended March 31, 2013 and 2014 are as follows:

	Three months ended March 31,
	2013	2014
Net income	$2,726	$54
Net income available to common shareholders	$2,726	$54

Weighted average common shares outstanding, basic	2,431,113	3,232,168
Weighted average common shares outstanding, diluted	2,432,184	3,232,168

Earnings per common share, basic and diluted	$1.12	$0.02

For the three months ended March 31, 2013 and 2014, 22,106 and 21,034 shares respectively, of non-vested shares as at the end of each period, were not included in the computation of diluted earnings per share because to do so would have been antidilutive for the periods presented.

For the effect on earnings per share, of the reverse stock split effected on April 21, 2014 by the Company, see Note 10.

14.              Earnings (loss) Per Common Share:

All shares issued (including non-vested shares issued under the Plan) are the Company's common stock and have equal rights to vote and participate in dividends and in undistributed earnings. Non-vested shares do not have a contractual obligation to share in the losses. Dividends declared during the period for non-vested common stock as well as undistributed earnings allocated to non-vested stock are deducted from net income / (loss) attributable to common shareholders for the purpose of the computation of basic earnings per share in accordance with two-class method as required by relevant guidance. The denominator of the basic earnings per common share excludes any non vested shares as such are not considered outstanding until the time-based vesting restriction has elapsed.

For purposes of calculating diluted earnings per share the denominator of the diluted earnings per share calculation includes the incremental shares assumed issued under the treasury stock method weighted for the period the non-vested shares were outstanding, with the exception of the 21,034 shares, granted to the Company's CEO, which will vest in  the event of change of control. Consequently, those shares are excluded from the remaining non-vested shares.

The components of the calculation of basic and diluted earnings per share for the years ended December 31, 2011, 2012 and 2013 are as follows:

	Year Ended December 31,
	2011	2012	2013
Net (loss) income	$(189,112)	$(63,984)	$1,408
Net (loss) income available to common shareholders	$(189,112)	$(63,984)	$1,408

Weighted average common shares outstanding, basic	900,668	2,427,083	2,437,361

Weighted average common shares outstanding, diluted	900,668	2,427,083	2,444,504

(Loss) / income per common share, basic and diluted	$(209.97)	$(26.36)	$0.58

For the years ended December 31 2011, 2012 and 2013, 25,749, 22,106 and 21,034 shares respectively, of non-vested shares as at the end of each year, were not included in the computation of diluted earnings per share because to do so would have been antidilutive for the periods presented.